Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	R$ 3,411,572	R$ 4,871,162
Financial Investments	735,712	760,391
Trade receivables	2,276,215	1,997,216
Inventories	4,464,419	3,964,136
Other current assets	993,578	852,013
Total current assets	11,881,496	12,444,918
NON-CURRENT ASSETS
Deferred income taxes	63,119	70,151
Other non-current assets	2,528,475	1,675,820
Total	2,591,594	1,745,971
Investments in associates and joint controlled entities	5,499,995	4,568,451
Property, plant and equipment	17,964,839	18,135,879
Intangible assets	7,272,046	7,258,404
Total non-current assets	33,328,474	31,708,705
TOTAL ASSETS	45,209,970	44,153,623
CURRENT LIABILITIES
Payroll and related taxes	252,418	253,837
Trade payables	2,460,774	1,763,206
Taxes payable	264,097	231,861
Borrowings and financing	6,526,902	2,117,448
Other payables	1,059,901	1,021,724
Provisions for tax, social security, labor and civil risks	105,958	108,607
Total current liabilities	10,670,050	5,496,683
NON-CURRENT LIABILITIES
Borrowings and financing	22,983,942	28,323,570
Other payables	129,323	131,137
Deferred income taxes	1,173,559	1,046,897
Provisions for tax, social security, labor and civil risks	719,133	704,485
Pension and healthcare plan	908,721	719,266
Provision for environmental liabilities and decommissioning of assets	337,013	347,064
Total non-current liabilities	26,251,691	31,272,419
Shareholders' Equity
Issued capital	4,540,000	4,540,000
Capital reserves	30	30
Earnings reserves	238,976	238,976
Treasury Shares	(238,976)	(238,976)
Accumulated Profit / (Loss)	(1,291,689)	(1,301,961)
Other comprehensive income	3,779,032	2,956,459
Total equity attributable to owners of the Company	7,027,373	6,194,528
Non-controlling interests	1,260,856	1,189,993
Total equity	8,288,229	7,384,521
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 45,209,970	R$ 44,153,623